Financial Income and Expenses	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial Income and Expenses
NOTE 28: FINANCIAL INCOME AND EXPENSES
The net financial result decreased from €0.7 million at
year-end
2018 to €0.2 million at
year-end
2019, which is mainly driven by:

•	decrease by €0.2 million of net results on finance leases interests, through the first adoption of new accounting standard IFRS 16 Leases as from January 1, 2019.

•
decrease by €0.3 million on interest’s income on bank accounts through the Group decision to reduce the amounts invested in short-term deposits over 2019 given the level of market interest rates of corporate deposits of short-term maturities.

(€’000)	For the year ended 31 December,
	2019	2018	2017
Interest on leases	291	18	18
Interest on overdrafts and other finance costs	35	29	36
Interest on RCAs	17	15	90
Foreign Exchange differences	—	—	4,309

Finance expenses	343	62	4,45 3

Finance income on the net investment in lease	62	—
Interest income bank account	30	308	927
Foreign Exchange differences	326	387	—
Other financial income	164	109	6

Finance income	582	804	933

Net Financial result	239	743	(3,520)